Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets
	Buildings	Vehicles	Total

Balance as at January 1, 2021	3,078	91	3,169
Acquisition through business combinations	948	47	995
Depreciation	1,359	(15)	1,344
Disposals	70	178	248
Additions	1,595	324	1,919
Balance as at December 31, 2021	4,192	299	4,491
Acquisition through business combinations	627	—	627
Depreciation	3,349	221	3,570
Disposals	95	58	153
Additions	14,419	319	14,738
Remeasurement	459	—	459
Currency	(52)	(1)	(53)
Balance as at December 31, 2022	16,201	338	16,539

Schedule of maturity analysis of the group's lease liabilities
	December 31,	December 31,
	2021	2022
Maturity analysis of the Group’s lease liabilities:
Less than one year	2,086	4,846
One to five years	3,336	12,189
Above 5 years	—	185
Total	5,422	17,220

Schedule of amounts recognized in profit or loss
	2020	2021	2022
Interest expenses on lease liability	390	237	180
Expenses relating to leases	925	1,592	3,723
	1,315	1,829	3,903